Note 13 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer, Including Assessed Tax	$ 646,913	$ 444,600
Flat-roll [Member] | Prime Coil [Member]
Revenue from Contract with Customer, Including Assessed Tax	590,956	399,853
Flat-roll [Member] | Customer Owned [Member]
Revenue from Contract with Customer, Including Assessed Tax	5,174	4,791
Tubular [Member] | Manufactured Pipe [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 50,783	$ 39,956